Income taxes recognized in the income statement	12 Months Ended
Dec. 31, 2025
Veraxa Biotech A G [Member]
Entity Information [Line Items]
Income taxes recognized in the income statement

8. Income taxes recognized in the income statement

Current taxes are calculated on the basis of an average income tax rate of 31% on the profits generated. This expected average tax rate corresponds to the expected tax rate in Germany, as this is where the operating activities take place.

	For the Years Ended December 31,
in CHF	2025		2024
Current taxes
Income tax income/expense in the current financial year	₣	-	₣	-

Deferred taxes
Recognized deferred (tax expense)/tax income		392,603		620,774
Reported tax income for the current period	₣	392,603	₣	620,774

No income taxes were recognized directly in equity or in other comprehensive income in the financial year.

The tax expense/income for the financial year can be reconciled to the profit/loss for the period as follows:

in CHF	December 31, 2025		December 31, 2024
Earnings before income taxes	₣	(67,006,593)	₣	(28,753,745)
Income tax expense at a tax rate of 31%	₣	20,772,044	₣	8,913,661
Amortization of deferred tax assets due to derecognition		-		-
Effects of non-tax-deductible expenses and income		(12,336,984)		(5,420,625)
Effects of results for which no deferred taxes were recognized		(7,523,688)		(2,666,379)
Effects of losses for which deferred tax assets were recognized		-		-
Tax rate differences		(428,768)		(205,883)
Tax amount recognized in the income statement	₣	482,603	₣	620,774